Shareholder Fees (dei_DocumentInformationDocumentAxis, (Variable Portfolio - Goldman Sachs Commodity Strategy Fund))	0 Months Ended
Oct. 05, 2012
Class 1 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
Class 2 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value